Restatement of Previously Issued Financial Statements - Summary of Impact of Restatement on Unaudited Statement of Changes in Stockholders' Equity (Deficit) (Details) (Parenthetical) - shares	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of sale units	27,600,000	27,600,000
Warrants | Private Placement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of sale units	7,270,000	7,270,000